11. Recoverable taxes (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Taxes payable [absract]
IRPJ and CSLL prepayments		R$ 195,864	R$ 268,428
Withholding income tax		3,969	4,744
PIS and COFINS to recover	[1]	273,152	163,921
Value added tax (VAT) abroad		4,650	5,649
Other		6,181	13,927
Total		483,816	456,669
Current		309,674	360,796
Non-current		R$ 174,142	R$ 95,873

[1]	During the year, the subsidiaries Smiles Fidelidade and GLA accounted for PIS and COFINS untimely tax credits related to the last 5 years, totaling R$49,518 and R$91,066, respectively. The amounts of R$17,300 related to credits in 2019 and R$99,605 related to credits recorded in 2018 were realized against tax obligations until the reporting date of these financial statements.